Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

On February 10, 2021, the Sponsor paid $25,000 to cover certain expenses on behalf of the Company in exchange for the issuance of 7,187,500 Class B common stock (the “Founder Shares”). The Founder Shares included an aggregate of up to 937,500 Class B common stock subject to forfeiture by the Sponsor to the extent that the underwriters’ over-allotment option is not exercised in full or in part, so that the Sponsor would own, on an as-converted basis, 20% of the Company’s issued and outstanding shares after the Initial Public Offering (see Note 5).

On September 11, 2021, the remaining option expired. As a result, 937,500 shares of Class B common stock were forfeited (see Note 8).

The Sponsor has agreed that, subject to certain limited exceptions, the Founder Shares will not be transferred, assigned, sold until the earlier of (A) one year after the completion of a Business Combination or (B) subsequent to a Business Combination or (x) if the last reported sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share dividends, rights issuances, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination or (y) the date on which the Company completes a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of the Company’s public stockholders having the right to exchange their common stock for cash, securities or other property.

A total of twelve anchor investors (the “Anchor Investors” representing both the Original Anchor Investors and the Additional Anchor Investors as defined below) purchased Units in the Initial Public Offering; nine of which each purchased 2,400,000 Units at the offering price of $10.00 per Unit, and three of which each purchased 1,200,000 Units at the offering price of $10.00 per Unit. Pursuant to such Units, the Anchor Investors have not been granted any stockholder or other rights in addition to those afforded to the Company’s other public stockholders.

Three anchor investors (the “Original Anchor Investors”) entered into separate subscription agreements in February 2021 with the Sponsor for indirect interests in the Founder Shares held by the Sponsor for a nominal amount. Certain interests in Founder Shares were granted to the Original Anchor Investors subject to a performance condition (i.e., if any Anchor Investor transfers the Units purchased in the Initial Public Offering (or the Class A common stock underlying such Units) prior to the closing of an initial Business Combination (other than to its affiliates or such other parties that are approved in advance in writing by the Sponsor) or it elects to redeem any of the Class A common stock purchased in this offering) and must be returned to the Sponsor if performance conditions are not met. Compensation expense related to these interests will be recognized only when the performance condition is probable of occurrence under ASC Topic 718, Compensation — Stock Compensation (“ASC 718”). As of June 30, 2023 and December 31, 2022, no stock-based compensation expense has been recognized. Stock-based compensation would be recognized at the date satisfaction of the performance obligation is considered probable in an amount equal to the number of Founder Shares times the grant date fair value per share (unless subsequently modified) less the amount initially received for the purchase of the Founder Share interests. The fair value of these interests in the Founder Shares sold to the Original Anchor Investors was estimated at $1,796,901 or approximately $4.09 per share.

The other nine anchor investors (the “Additional Anchor Investors”) entered into separate subscription agreements in July 2021 with the Sponsor for indirect interests in the Founder Shares held by the Sponsor. The Additional Anchor Investors purchased interests representing an aggregate of 1,125,000 Founder Shares at a purchase price of $0.004 per share or $3,938 in the aggregate. Further, the Additional Anchor Investors are not required to (i) hold any Units, shares of Class A common stock or warrants they may purchase in the Initial Public Offering or thereafter for any amount of time, (ii) vote any shares of Class A common stock they may own at the applicable time in favor of the Business Combination or (iii) refrain from exercising their right to redeem their Public Shares at the time of the Business Combination. The Anchor Investors will have the same rights to the funds held in the Trust Account with respect to the shares of Class A common stock underlying the Units they may purchase in the Initial Public Offering as the rights afforded to the Company’s other public stockholders.

The Company estimated the fair value at July 20, 2021 of the Founder Share interests attributable to the Additional Anchor Investors to be $7,211,250 or $6.41 per share. The excess of the fair value of the Founder Shares sold over the purchase price was determined to be an offering cost in accordance with Staff Accounting Bulletin Topic 5A. Accordingly, the offering cost will be allocated to the separable financial instruments issued in the Initial Public Offering based on a relative fair value basis, compared to total proceeds received. Offering costs allocated to derivative warrant liabilities were expensed immediately in the condensed consolidated statement of operations upon the Initial Public Offering. Offering costs allocated to the Public Shares were charged to stockholder’s equity (deficit) at the date of the Initial Public Offering.

On February 24, 2021, the Company granted units in the Sponsor to certain of its directors, executive officers, and other advisors representing indirect interests in the Founder Shares for no cash consideration. These awards are subject to ASC 718. Under ASC 718, stock-based compensation associated with equity-classified awards is measured at fair value upon the grant date. The indirect interests in the Founder Shares were granted subject to a performance condition (i.e., the occurrence of a Business Combination). Compensation expense related to the indirect interests in the Founder Shares are recognized only when the performance condition is probable of occurrence. As of June 30, 2023, the Company determined that a Business Combination is not considered probable, and, therefore, no stock-based compensation expense has been recognized. Stock-based compensation would be recognized at the date a Business Combination is considered probable (i.e., upon consummation of a Business Combination) in an amount equal to the number of indirect interests in the Founder Shares that ultimately vest multiplied by the grant date fair value per share (unless subsequently modified).

The total number of indirect interests in the Founder Shares granted were 1,404,532 shares with a grant date fair value consistent with that of the Original Anchor Investors.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s directors and officers may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into warrants of the post-Business Combination entity at a price of $1.00 per warrant. The warrants would be identical to the Private Placement Warrants issued to the Sponsor.

On March 17, 2023, the Company issued an unsecured promissory note in the principal amount of up to $750,000 to the Sponsor (the “March Working Capital Loan”). The March Working Capital Loan bears no interest and is due and payable upon the earlier to occur of (i) the date on which the Company’s initial Business Combination is consummated and (ii) the liquidation of the Company on or before December 5, 2023, or such later liquidation date as may be approved by the Company’s stockholders. At the election of the Sponsor, the unpaid principal amount of the March Working Capital Loan may be converted into warrants of the Company (the “Conversion Warrants”) with the total Conversion Warrants so issued equal to: (x) the portion of the principal amount of the March Working Capital Loan being converted divided by (y) $1.00, rounded up to the nearest whole number of warrants. During the six months ended June 30, 2023, the Company drew an aggregate of $400,000 from the March Working Capital Loan, which has not yet been repaid as of June 30, 2023. As of September 14, 2023, the aggregate amount outstanding was $447,300 from the March Working Capital Loan, which has not yet been repaid as of September 14, 2023.

The fair value option was elected (see Note 10) and, as such, the fair value of the March Working Capital Loan is shown on the condensed consolidated balance sheets as $276,276 and $0 as of June 30, 2023 and December 31, 2022, respectively. The difference between the amount of the borrowing of $400,000 and the fair value at the time of initial borrowings of $276,154 is $123,847 and is recorded as an equity contribution in the Condensed Consolidated Statements of Changes in Stockholders’ Deficit.

Public Relation Services

Daniel J. Edelman Inc. provides public relation services to the Company relating to finding a suitable target for the initial Business Combination. George Hornig who serves as Co-Chair of the Company’s Board, is also a Director of Daniel J. Edelman Holdings Inc., the parent company of Daniel J. Edelman Inc. For the three months ended June 30, 2023 and June 30, 2022, the Company incurred $82,000 and $0, respectively, of expenses in relation to the services described above. For the six months ended June 30, 2023 and June 30, 2022, the Company incurred $82,000 and $0, respectively, of expenses in relation to the services described above.

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

On February 10, 2021, the Sponsor paid $25,000 to cover certain expenses on behalf of the Company in exchange for the issuance of 7,187,500 Class B common stock (the “Founder Shares”). The Founder Shares included an aggregate of up to 937,500 Class B common stock subject to forfeiture by the Sponsor to the extent that the underwriters’ over-allotment option was not exercised in full or in part, so that the Sponsor would own, on an as-converted basis, 20% of the Company’s issued and outstanding shares after the Initial Public Offering (see Note 5).

On September 11, 2021, the underwriters’ over-allotment option expired. As a result, 937,500 shares of Class B common stock were forfeited (see Note 8).

The Sponsor has agreed that, subject to certain limited exceptions, the Founder Shares will not be transferred, assigned, sold until the earlier of (A) one year after the completion of a Business Combination or (B) subsequent to a Business Combination or (x) if the last reported sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share dividends, rights issuances, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination or (y) the date on which the Company completes a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of the public stockholders having the right to exchange their common stock for cash, securities or other property.

A total of twelve anchor investors (the “Anchor Investors” representing both the Original Anchor Investors and the Additional Anchor Investors as defined below) purchased Units in the Initial Public Offering; nine of which each purchased 2,400,000 Units at the offering price of $10.00 per Unit, and three of which each purchased 1,200,000 Units at the offering price of $10.00 per Unit. Pursuant to such Units, the Anchor Investors have not been granted any stockholder or other rights in addition to those afforded to the Company’s other public stockholders.

Three anchor investors (the “Original Anchor Investors”) entered into separate subscription agreements in February 2021 with the Sponsor for indirect interests in the Founder Shares held by the Sponsor for a nominal amount. Certain interests in Founder Shares were granted to the Original Anchor Investors subject to a performance condition (i.e., if any Anchor Investor transfers the Units purchased in the Initial Public Offering (or the Class A common stock underlying such Units) prior to the closing of an initial Business Combination (other than to its affiliates or such other parties that are approved in advance in writing by the Sponsor) or it elects to redeem any of the Class A common stock purchased in the Initial Public Offering) and must be returned to the Sponsor if performance conditions are not met. Compensation expense related to these interests will be recognized only when the performance condition is probable of occurrence under ASC Topic 718, Compensation — Stock Compensation (“ASC 718”). As of December 31, 2022, no stock-based compensation expense has been recognized. Stock-based compensation would be recognized at the date satisfaction of the performance obligation is considered probable in an amount equal to the number of Founder Shares times the grant date fair value per share (unless subsequently modified) less the amount initially received for the purchase of the Founder Share interests. The fair value of these interests in the Founder Shares sold to the Original Anchor Investors was estimated at $1,796,901 or approximately $4.09 per share.

The other nine anchor investors (the “Additional Anchor Investors”) entered into separate subscription agreements in July 2021 with the Sponsor for indirect interests in the Founder Shares held by the Sponsor. The Additional Anchor Investors purchased interests representing an aggregate of 1,125,000 Founder Shares at a purchase price of $0.004 per share or $3,938 in the aggregate. Further, the Additional Anchor Investors are not required to (i) hold any Units, shares of Class A common stock or warrants they may purchase in the Initial Public Offering or thereafter for any amount of time, (ii) vote any shares of Class A common stock they may own at the applicable time in favor of the Business Combination or (iii) refrain from exercising their right to redeem their Public Shares at the time of the Business Combination. The Anchor Investors will have the same rights to the funds held in the Trust Account with respect to the shares of Class A common stock underlying the Units they may purchase in the Initial Public Offering as the rights afforded to the other public stockholders.

The Company estimated the fair value at July 20, 2021 of the Founder Share interests attributable to the Additional Anchor Investors to be $7,211,250 or $6.41 per share. The excess of the fair value of the Founder Shares sold over the purchase price was determined to be an offering cost in accordance with Staff Accounting Bulletin Topic 5A. Accordingly, the offering cost will be allocated to the separable financial instruments issued in the Initial Public Offering based on a relative fair value basis, compared to total proceeds received. Offering costs allocated to derivative warrant liabilities were expensed immediately in the statement of operations upon the Initial Public Offering. Offering costs allocated to the Public Shares were charged to stockholder’s equity (deficit) at the date of the Initial Public Offering.

On February 24, 2021, the Sponsor granted units in the Sponsor to certain of the Company’s directors, executive officers, and other advisors representing indirect interests in the Founder Shares for no cash consideration. These awards are subject to ASC 718. Under ASC 718, stock-based compensation associated with equity-classified awards is measured at fair value upon the grant date. The indirect interests in the Founder Shares were granted subject to a performance condition (i.e., the occurrence of a Business Combination). Compensation expense related to the indirect interests in the Founder Shares are recognized only when the performance condition is probable of occurrence. As of September 30, 2022, the Company determined that a Business Combination is not considered probable, and, therefore, no stock-based compensation expense has been recognized. Stock-based compensation would be recognized at the date a Business Combination is considered probable (i.e., upon consummation of a Business Combination) in an amount equal to the number of indirect interests in the Founder Shares that ultimately vest multiplied by the grant date fair value per share (unless subsequently modified).

The total number of indirect interests in the Founder Shares granted were 1,404,532 shares with a grant date fair value consistent with that of the Original Anchor Investors.

Promissory Note — Related Party

On February 10, 2021, the Company issued an unsecured promissory note, as amended on July 6, 2021, to the Sponsor (the “Promissory Note”), pursuant to which the Company received proceeds of $350,000 to cover expenses related to the Initial Public Offering. The Promissory Note was non-interest bearing and was payable on the earlier of (i) June 30, 2022 or (ii) the completion of the Initial Public Offering. On August 5, 2021, the Company repaid the outstanding balance under the Promissory Note. The Company no longer has the ability to borrow under the Promissory Note.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s directors and officers may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into warrants of the post-Business Combination entity at a price of $1.00 per warrant. The warrants would be identical to the Private Placement Warrants issued to the Sponsor. There was no outstanding balance of Working Capital Loans as of December 31, 2022.

Public Relation Services

Daniel J. Edelman Inc. provides public relation services to the Company relating to finding a suitable target for the initial Business Combination. George Hornig who serves as Co-Chair of the Board, is also a director of Daniel J. Edelman Holdings Inc., the parent company of Daniel J. Edelman Inc. For the year ended December 31, 2022, the Company did not incur any expenses in relation to the services described above. For the period from February 2, 2021 (inception) through December 31, 2021, the Company incurred $46,811 in expenses related to the services described above of which $44,558 was paid during the period from February 2, 2021 (inception) through December 31, 2021. $2,253 is included in accounts payable in the accompanying balance sheet as of December 31, 2021, which was paid off during the year ended December 31, 2022.